Shareholder Report, Holdings (Details)	Mar. 31, 2026
Class A Shares | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Class A Shares | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.53%
Class A Shares | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.94%
Class A Shares | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Class A Shares | Goldman Sachs Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Class A Shares | Dollar Tree, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.38%
Class A Shares | FedEx Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.28%
Class A Shares | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%
Class A Shares | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%
Class A Shares | The Boeing Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
Class A Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.85%
Class A Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.44%
Class A Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.57%
Class A Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.07%
Class A Shares | Financials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.16%
Class A Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Class A Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.75%
Class A Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.54%
Class A Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class A Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%
Class A Shares | Money Market Fund Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%
Class C Shares | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Class C Shares | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.53%
Class C Shares | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.94%
Class C Shares | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Class C Shares | Goldman Sachs Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Class C Shares | Dollar Tree, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.38%
Class C Shares | FedEx Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.28%
Class C Shares | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%
Class C Shares | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%
Class C Shares | The Boeing Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
Class C Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.85%
Class C Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.44%
Class C Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.57%
Class C Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.07%
Class C Shares | Financials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.16%
Class C Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Class C Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.75%
Class C Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.54%
Class C Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class C Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%
Class C Shares | Money Market Fund Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%
Advisor Class Shares | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Advisor Class Shares | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.53%
Advisor Class Shares | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.94%
Advisor Class Shares | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Advisor Class Shares | Goldman Sachs Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Advisor Class Shares | Dollar Tree, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.38%
Advisor Class Shares | FedEx Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.28%
Advisor Class Shares | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%
Advisor Class Shares | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%
Advisor Class Shares | The Boeing Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
Advisor Class Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.85%
Advisor Class Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.44%
Advisor Class Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.57%
Advisor Class Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.07%
Advisor Class Shares | Financials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.16%
Advisor Class Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Advisor Class Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.75%
Advisor Class Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.54%
Advisor Class Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Advisor Class Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%
Advisor Class Shares | Money Market Fund Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%